INSTITUTIONAL [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INSTITUTIONAL | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.43%	1.89%	1.34%